UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JSD	Nuveen Short Duration Credit Opportunities Fund Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 157.2% (97.9% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 133.2% (82.9% of Total Investments) (2)

	Aerospace & Defense – 3.3% (2.0% of Total Investments)

$1,062	Sequa Corporation, Term Loan, Second Lien	11.312%	1-Month LIBOR	9.000%	4/28/22	CCC	$1,078,236
3,061	Sequa Corporation, Term Loan B	7.071%	3-Month LIBOR	5.000%	11/28/21	B–	3,105,539
1,663	Transdigm, Inc., Term Loan F	4.789%	3-Month LIBOR	2.750%	6/09/23	Ba2	1,671,928
5,786	Total Aerospace & Defense						5,855,703

	Air Freight & Logistics – 0.9% (0.6% of Total Investments)

839	PAE Holding Corporation, Term Loan B	7.494%	2-Month LIBOR	5.500%	10/20/22	B+	843,909
722	XPO Logistics, Inc., Term Loan B	3.920%	3-Month LIBOR	2.000%	2/24/25	BB+	726,993
1,561	Total Air Freight & Logistics						1,570,902

	Airlines – 1.8% (1.1% of Total Investments)

960	American Airlines, Inc., Replacement Term Loan	3.900%	1-Month LIBOR	2.000%	6/27/20	BB+	963,020
1,698	American Airlines, Inc., Replacement Term Loan	3.897%	1-Month LIBOR	2.000%	10/10/21	BB+	1,702,270
618	American Airlines, Inc., Term Loan B	3.897%	1-Month LIBOR	2.000%	12/14/23	BB+	619,424
3,276	Total Airlines						3,284,714

	Auto Components – 0.3% (0.2% of Total Investments)

496	Superior Industries International, Inc., Term Loan B	6.401%	1-Month LIBOR	4.500%	5/22/24	B1	500,950

	Automobiles – 0.5% (0.3% of Total Investments)

748	DexKo Global, Inc., Term Loan B	5.802%	3-Month LIBOR	3.500%	7/24/24	B1	756,893
103	DexKo Global, Inc., Term Loan B, (5)	4.363%	N/A	N/A	7/24/24	B1	104,382
851	Total Automobiles						861,275

	Biotechnology – 1.1% (0.7% of Total Investments)

1,980	Grifols, Inc., Term Loan B	3.994%	1-Week LIBOR	2.250%	1/31/25	BB	1,992,583

	Building Products – 1.0% (0.6% of Total Investments)

500	Ply Gem Industries, Inc., Term Loan B	6.089%	3-Month LIBOR	3.750%	3/28/25	B	505,470
1,299	Quikrete Holdings, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	11/15/23	BB–	1,306,237
1,799	Total Building Products						1,811,707

	Capital Markets – 0.4% (0.3% of Total Investments)

732	RPI Finance Trust, Term Loan B6	4.302%	3-Month LIBOR	2.000%	3/27/23	BBB–	736,181

	Chemicals – 0.9% (0.6% of Total Investments)

427	Ineos US Finance LLC, Term Loan	3.901%	1-Month LIBOR	2.000%	4/01/24	BB+	428,439
399	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	404,225
849	Univar, Inc., Term Loan B	4.401%	1-Month LIBOR	2.500%	7/01/24	BB	857,438
1,675	Total Chemicals						1,690,102

	Commercial Services & Supplies – 5.2% (3.2% of Total Investments)

494	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.309%	3-Month LIBOR	4.000%	10/19/23	B–	488,195
1,785	iQor US, Inc., Term Loan, First Lien	7.308%	3-Month LIBOR	5.000%	4/01/21	B	1,798,785
167	iQor US, Inc., Term Loan, Second Lien	11.058%	3-Month LIBOR	8.750%	4/01/22	CCC+	160,834
772	KAR Auction Services, Inc., Term Loan B5	4.813%	3-Month LIBOR	2.500%	3/09/23	Ba2	776,218
800	LSC Communications, Refinancing Term Loan	7.401%	1-Month LIBOR	5.500%	9/30/22	B1	805,000
1,477	Monitronics International, Inc., Term Loan B2, First Lien	7.802%	3-Month LIBOR	5.500%	9/30/22	B2	1,434,497
583	Protection One, Inc., Term Loan	4.651%	1-Month LIBOR	2.750%	5/02/22	BB–	587,315
1,391	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	6.627%	1-Month LIBOR	4.750%	4/28/21	B–	1,322,189

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$980	Universal Services of America, Initial Term Loan, First Lien	6.052%	3-Month LIBOR	3.750%	7/28/22	B+	$963,257
171	West Corporation, Refinanced Term Loan B12	5.901%	1-Month LIBOR	4.000%	10/10/24	Ba3	171,445
755	West Corporation, Term Loan B	5.901%	1-Month LIBOR	4.000%	10/10/24	Ba3	761,684
9,375	Total Commercial Services & Supplies						9,269,419

	Communications Equipment – 1.0% (0.6% of Total Investments)

768	CommScope, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	12/29/22	Baa3	773,725
995	Mitel US Holdings, Inc., Incremental Term Loan	5.651%	1-Month LIBOR	3.750%	9/25/23	B+	1,003,293
1,763	Total Communications Equipment						1,777,018

	Construction & Engineering – 1.1% (0.7% of Total Investments)

750	KBR, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	756,562
1,204	Traverse Midstream Partners, Term Loan B	5.850%	6-Month LIBOR	4.000%	9/27/24	B+	1,212,785
1,954	Total Construction & Engineering						1,969,347

	Containers & Packaging – 1.3% (0.8% of Total Investments)

744	Berry Global, Inc., Term Loan Q	3.899%	1-Month LIBOR	2.000%	10/01/22	BBB–	749,645
1,644	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.651%	1-Month LIBOR	2.750%	2/05/23	B+	1,656,708
2,388	Total Containers & Packaging						2,406,353

	Distributors – 0.3% (0.2% of Total Investments)

607	American Seafoods Group LLC, Term Loan B	4.650%	1-Month LIBOR	2.750%	8/21/23	BB–	608,922

	Diversified Consumer Services – 2.0% (1.2% of Total Investments)

1,826	Cengage Learning Acquisitions, Inc., Term Loan B	6.147%	1-Month LIBOR	4.250%	6/07/23	B	1,641,546
592	Houghton Mifflin, Term Loan B, First Lien	4.901%	1-Month LIBOR	3.000%	5/28/21	B	550,178
580	Laureate Education, Inc., New Term Loan	5.401%	1-Month LIBOR	3.500%	4/26/24	B2	585,028
752	Vertiv Co., Term Loan B	5.887%	1-Month LIBOR	4.000%	11/30/23	Ba3	752,625
3,750	Total Diversified Consumer Services						3,529,377

	Diversified Financial Services – 1.5% (0.9% of Total Investments)

576	Freedom Mortgage Corporation, Term Loan B	6.648%	1-Month LIBOR	4.750%	2/23/22	B+	584,859
2,053	Veritas US, Inc., Term Loan B1	6.802%	3-Month LIBOR	4.500%	1/27/23	B+	2,026,201
2,629	Total Diversified Financial Services						2,611,060

	Diversified Telecommunication Services – 7.4% (4.6% of Total Investments)

741	CenturyLink, Inc., Initial Term A Loan	4.651%	1-Month LIBOR	2.750%	11/01/22	BBB–	739,329
3,733	CenturyLink, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	1/31/25	BBB–	3,683,109
2,546	Frontier Communications Corporation, Term Loan B	5.660%	1-Month LIBOR	3.750%	1/14/22	B+	2,520,389
1,272	Intelsat Jackson Holdings, S.A., Term Loan B	5.706%	3-Month LIBOR	3.750%	11/30/23	B1	1,281,687
195	Intelsat Jackson Holdings, S.A., Term Loan B4	6.456%	3-Month LIBOR	4.500%	1/02/24	B1	202,602
312	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	318,597
2,241	WideOpenWest Finance LLC, Term Loan B	5.146%	1-Month LIBOR	3.250%	8/18/23	B	2,171,351
445	Windstream Corporation, Term Loan B6	5.900%	1-Month LIBOR	4.000%	3/29/21	B+	426,391
2,000	Ziggo B.V., Term Loan E	4.397%	1-Month LIBOR	2.500%	4/15/25	BB–	1,992,920
13,485	Total Diversified Telecommunication Services						13,336,375

	Electric Utilities – 1.6% (1.0% of Total Investments)

442	EFS Cogen Holdings LLC, Term Loan B	5.560%	3-Month LIBOR	3.250%	6/28/23	BB	444,366
461	Helix Generation, Term Loan B	5.651%	1-Month LIBOR	3.750%	6/03/24	BB	465,354
1,608	Vistra Operations Co., Term Loan B	4.401%	1-Month LIBOR	2.500%	8/04/23	BB+	1,621,281
286	Vistra Operations Co., Term Loan C	4.401%	1-Month LIBOR	2.500%	8/04/23	BB+	288,036
2,797	Total Electric Utilities						2,819,037

	Electrical Equipment – 0.5% (0.3% of Total Investments)

818	TTM Technologies, Inc., Term Loan B, (DD1)	4.377%	1-Month LIBOR	2.500%	9/28/24	BB+	824,304

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

116	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	122,110

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Equity Real Estate Investment Trusts – 3.0% (1.8% of Total Investments)

$2,489	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.901%	1-Month LIBOR	3.000%	10/24/22	B	$2,405,706
500	Realogy Group LLC, Term Loan A	3.895%	1-Month LIBOR	2.000%	10/23/20	N/R	500,832
2,543	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (6)	7.901%	1-Month LIBOR	6.000%	6/30/22	B–	2,396,933
5,532	Total Equity Real Estate Investment Trusts						5,303,471

	Food & Staples Retailing – 6.1% (3.8% of Total Investments)

8,669	Albertson’s LLC, Term Loan B4	4.651%	1-Month LIBOR	2.750%	8/25/21	Ba2	8,599,953
948	Albertson’s LLC, Term Loan B6	4.956%	3-Month LIBOR	3.000%	6/22/23	Ba2	939,973
165	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.391%	1-Month LIBOR	3.500%	2/03/24	B–	165,693
958	Del Monte Foods Company, Term Loan, First Lien	5.154%	3-Month LIBOR	3.250%	2/18/21	Caa1	813,875
443	Save-A-Lot, Term Loan B	7.901%	1-Month LIBOR	6.000%	12/05/23	B2	385,400
11,183	Total Food & Staples Retailing						10,904,894

	Food Products – 2.4% (1.5% of Total Investments)

1,718	Jacobs Douwe Egberts, Term Loan B	4.063%	3-Month LIBOR	2.250%	7/04/22	BB	1,734,177
360	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.250%	1-Week LIBOR	1.500%	3/03/21	BBB–	359,631
2,239	US Foods, Inc., Term Loan B	4.401%	1-Month LIBOR	2.500%	6/27/23	BB	2,261,701
4,317	Total Food Products						4,355,509

	Health Care Equipment & Supplies – 3.0% (1.9% of Total Investments)

702	Acelity, Term Loan B	5.552%	3-Month LIBOR	3.250%	2/02/24	B1	708,064
377	Ardent Medical Services, Inc., Term Loan B, First Lien	7.401%	1-Month LIBOR	5.500%	8/04/21	BB–	378,980
776	ConvaTec, Inc., Term Loan B	4.552%	3-Month LIBOR	2.250%	10/25/23	BB	781,778
803	Greatbatch, New Term Loan B	5.150%	1-Month LIBOR	3.250%	10/27/22	B+	811,740
1,303	Onex Carestream Finance LP, Term Loan, First Lien	5.901%	1-Month LIBOR	4.000%	6/07/19	B1	1,312,056
841	Onex Carestream Finance LP, Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	12/07/19	B–	840,772
500	Vyaire Medical, Inc., Term Loan B	7.232%	6-Month LIBOR	4.750%	4/16/25	B2	487,500
5,302	Total Health Care Equipment & Supplies						5,320,890

	Health Care Providers & Services – 6.7% (4.2% of Total Investments)

992	Air Medical Group Holdings, Inc., Term Loan B	5.128%	1-Month LIBOR	3.250%	4/28/22	B1	998,179
1,496	Air Medical Group Holdings, Inc., Term Loan B	6.147%	1-Month LIBOR	4.250%	3/14/25	B1	1,514,175
338	Community Health Systems, Inc., Term Loan G	4.984%	3-Month LIBOR	3.000%	12/31/19	B2	333,680
603	Community Health Systems, Inc., Term Loan H	5.234%	3-Month LIBOR	3.250%	1/27/21	B2	586,552
958	Envision Healthcare Corporation, Term Loan B, First Lien	4.910%	1-Month LIBOR	3.000%	12/01/23	BB–	963,437
62	Heartland Dental Care, Inc., Delay Draw Facility, (WI/DD)	TBD	TBD	TBD	TBD	B–	62,124
412	Heartland Dental Care, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	414,157
657	Millennium Laboratories, Inc., Term Loan B, First Lien	8.401%	1-Month LIBOR	6.500%	12/21/20	CCC+	233,827
631	MultiPlan, Inc., Term Loan B	5.052%	3-Month LIBOR	2.750%	6/07/23	B+	635,113
2,717	Pharmaceutical Product Development, Inc., Term Loan B	4.611%	3-Month LIBOR	2.500%	8/18/22	Ba3	2,734,950
750	PharMerica, Term Loan, First Lien	5.395%	1-Month LIBOR	3.500%	12/06/24	B1	754,687
750	Prospect Medical Holdings, Term Loan B1	7.438%	1-Month LIBOR	5.500%	2/22/24	B1	755,625
119	Quorum Health Corp., Term Loan B	8.651%	1-Month LIBOR	6.750%	4/29/22	B1	121,730
1,682	Select Medical Corporation, Term Loan B	4.651%	N/A	N/A	3/01/21	Ba2	1,700,943
148	Vizient, Inc., New Term Loan B	4.651%	1-Month LIBOR	2.750%	2/13/23	BB–	149,590
12,315	Total Health Care Providers & Services						11,958,769

	Health Care Technology – 1.2% (0.8% of Total Investments)

670	Catalent Pharma Solutions, Inc., Term Loan B	4.151%	1-Month LIBOR	2.250%	5/20/24	BB	673,442
1,485	Emdeon, Inc., Term Loan	4.651%	1-Month LIBOR	2.750%	3/01/24	Ba3	1,492,544
2,155	Total Health Care Technology						2,165,986

	Hotels, Restaurants & Leisure – 7.8% (4.9% of Total Investments)

1,958	Burger King Corporation, Term Loan B3	4.151%	1-Month LIBOR	2.250%	2/16/24	Ba3	1,965,869
564	Caesars Entertainment Operating Company, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	10/06/24	BB	565,389
1,995	Caesars Resort Collection, Term Loan, First Lien	4.651%	1-Month LIBOR	2.750%	12/23/24	BB	2,013,563
1,467	CCM Merger, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	8/09/21	BB–	1,479,096
1,641	CityCenter Holdings LLC, Term Loan B	4.401%	1-Month LIBOR	2.500%	4/18/24	BB–	1,651,213
1,120	Life Time Fitness, Inc., Term Loan B	4.734%	3-Month LIBOR	2.750%	6/10/22	BB–	1,124,864

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$3,388	Scientific Games Corp., Initial Term Loan B5	4.726%	2-Month LIBOR	2.750%	8/14/24	Ba3	$3,412,812
1,735	Station Casino LLC, Term Loan B	4.410%	1-Month LIBOR	2.500%	6/08/23	BB	1,743,567
13,868	Total Hotels, Restaurants & Leisure						13,956,373

	Household Products – 1.1% (0.7% of Total Investments)

1,940	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.401%	1-Month LIBOR	3.500%	11/16/20	B3	1,505,067
447	Serta Simmons Holdings LLC, Term Loan, First Lien	5.695%	3-Month LIBOR	3.500%	11/08/23	B2	405,058
2,387	Total Household Products						1,910,125

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

405	Dynegy, Inc., Tranche Term Loan C2	4.398%	1-Month LIBOR	2.500%	2/07/24	Ba1	407,690

	Industrial Conglomerates – 1.6% (1.0% of Total Investments)

1,347	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.611%	3-Month LIBOR	4.250%	6/16/24	B	1,361,786
750	Education Advisory Board, Term Loan, First Lien	6.252%	2-Month LIBOR	3.750%	11/15/24	B2	753,750
828	Foresight Energy LLC, Term Loan, First Lien	8.109%	3-Month LIBOR	5.750%	3/28/22	B	812,524
2,925	Total Industrial Conglomerates						2,928,060

	Insurance – 0.8% (0.5% of Total Investments)

495	Acrisure LLC, Term Loan B	6.609%	3-Month LIBOR	4.250%	11/22/23	B	502,698
1,014	Hub International Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	1,021,364
1,509	Total Insurance						1,524,062

	Internet and Direct Marketing Retail – 0.4% (0.3% of Total Investments)

750	Uber Technologies, Inc., Term Loan	5.890%	1-Month LIBOR	4.000%	4/04/25	N/R	758,516

	Internet Software & Services – 2.5% (1.6% of Total Investments)

983	Ancestry.com, Inc., Term Loan, First Lien	5.150%	1-Month LIBOR	3.250%	10/19/23	B	990,331
500	GTT Communications, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	497,110
760	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.787%	1-Month LIBOR	3.000%	11/03/23	BB–	759,213
1,276	Sabre, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	2/22/24	Ba2	1,282,322
1,109	SkillSoft Corporation, Term Loan, Second Lien	10.127%	1-Month LIBOR	8.250%	4/28/22	CCC	947,905
4,628	Total Internet Software & Services						4,476,881

	IT Services – 5.1% (3.2% of Total Investments)

578	DigiCert, Term Loan, First Lien	6.651%	1-Month LIBOR	4.750%	10/31/24	B	580,747
4,950	First Data Corporation, Term Loan, First Lien	4.147%	1-Month LIBOR	2.250%	4/26/24	BB	4,972,682
676	Gartner, Inc., Term Loan A	3.901%	1-Month LIBOR	2.000%	3/21/22	Ba1	681,876
95	Gartner, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	4/05/24	BB+	95,802
316	PEAK 10, Inc., Term Loan B	5.802%	3-Month LIBOR	3.500%	8/01/24	B	316,469
992	Tempo Acquisition LLC, Term Loan B	4.901%	1-Month LIBOR	3.000%	5/01/24	B1	999,428
750	Vantiv, Inc., Term Loan B	3.896%	1-Month LIBOR	2.000%	8/09/24	BBB–	755,857
737	WEX, Inc., Term Loan B	4.151%	1-Month LIBOR	2.250%	7/01/23	BB–	742,656
9,094	Total IT Services						9,145,517

	Leisure Products – 1.5% (0.9% of Total Investments)

1,026	24 Hour Fitness Worldwide, Inc., Term Loan B	6.052%	3-Month LIBOR	3.750%	5/28/21	Ba3	1,033,360
505	Academy, Ltd., Term Loan B	5.928%	3-Month LIBOR	4.000%	7/01/22	B3	401,897
1,248	Equinox Holdings, Inc., Term Loan B1	4.901%	1-Month LIBOR	3.000%	3/08/24	B+	1,257,920
2,779	Total Leisure Products						2,693,177

	Machinery – 1.2% (0.8% of Total Investments)

956	Gardner Denver, Inc., Term Loan B	5.052%	3-Month LIBOR	2.750%	7/30/24	B+	962,780
630	Gates Global LLC, Term Loan B	5.052%	3-Month LIBOR	2.750%	4/01/24	B+	634,532
580	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.802%	3-Month LIBOR	4.500%	11/27/20	B3	552,379
2,166	Total Machinery						2,149,691

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Marine – 0.2% (0.1% of Total Investments)

$675	American Commercial Lines LLC, Term Loan B, First Lien	10.651%	1-Month LIBOR	8.750%	11/12/20	CCC+	$396,016

	Media – 11.4% (7.1% of Total Investments)

835	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	7/23/21	B1	801,165
990	Affinion Group Holdings, Inc., Term Loan, First Lien	9.561%	3-Month LIBOR	7.750%	5/10/22	B2	1,029,397
665	Catalina Marketing Corporation, Term Loan, First Lien	5.401%	1-Month LIBOR	3.500%	4/09/21	B2	418,233
500	Catalina Marketing Corporation, Term Loan, Second Lien	8.651%	1-Month LIBOR	6.750%	4/11/22	Caa2	105,250
500	Cineworld Group PLC, Term Loan B	4.401%	1-Month LIBOR	2.500%	2/28/25	BB–	499,947
3,945	Clear Channel Communications, Inc., Term Loan E, (6)	9.802%	3-Month LIBOR	7.500%	7/30/19	Caa2	3,146,996
2,998	Clear Channel Communications, Inc., Tranche D, Term Loan, (6)	9.052%	3-Month LIBOR	6.750%	1/30/19	Caa2	2,396,106
500	CSC Holdings LLC, Term Loan B	4.277%	1-Month LIBOR	2.500%	1/25/26	Ba2	500,937
2,693	Cumulus Media, Inc., Term Loan B, (6)	5.160%	1-Month LIBOR	3.250%	12/23/20	N/R	2,285,968
955	Getty Images, Inc., Term Loan B, First Lien	5.802%	3-Month LIBOR	3.500%	10/18/19	B3	909,455
442	Gray Television, Inc., Term Loan B2	4.137%	1-Month LIBOR	2.250%	2/07/24	BB	444,308
722	IMG Worldwide, Inc., Term Loan, First Lien	5.160%	1-Month LIBOR	3.250%	5/06/21	B+	728,219
424	Lions Gate Entertainment Corp., Term Loan B	4.148%	1-Month LIBOR	2.250%	3/24/25	Ba2	426,212
2,462	McGraw-Hill Education Holdings LLC, Term Loan B	5.901%	1-Month LIBOR	4.000%	5/02/22	B+	2,420,213
1,000	Meredith, Term Loan B	4.901%	1-Month LIBOR	3.000%	1/31/25	BB	1,007,815
248	Nexstar Broadcasting Group, Term Loan	4.387%	1-Month LIBOR	2.500%	1/17/24	BB+	249,473
1,932	Nexstar Broadcasting Group, Term Loan B	4.387%	1-Month LIBOR	2.500%	1/17/24	BB+	1,942,318
249	Red Ventures, Term Loan B	5.901%	1-Month LIBOR	4.000%	11/08/24	B+	252,139
971	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.330%	1-Month LIBOR	3.500%	8/15/22	B	975,590
23,031	Total Media						20,539,741

	Metals & Mining – 1.0% (0.6% of Total Investments)

868	CanAm Construction, Inc., Term Loan B	7.401%	1-Month LIBOR	5.500%	7/01/24	B	879,293
827	Zekelman Industries, Term Loan B	4.999%	3-Month LIBOR	2.750%	6/14/21	BB–	832,585
1,695	Total Metals & Mining						1,711,878

	Multiline Retail – 1.0% (0.6% of Total Investments)

890	Belk, Inc., Term Loan B, First Lien	7.088%	3-Month LIBOR	4.750%	12/12/22	B2	760,638
625	EG America LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	625,625
461	Hudson’s Bay Company, Term Loan B, First Lien	5.150%	1-Month LIBOR	3.250%	9/30/22	BB	438,747
1,976	Total Multiline Retail						1,825,010

	Oil, Gas & Consumable Fuels – 5.5% (3.4% of Total Investments)

1,091	BCP Renaissance Parent, Term Loan B	5.862%	3-Month LIBOR	4.000%	10/31/24	B+	1,090,909
750	California Resources Corporation, Term Loan	12.273%	1-Month LIBOR	10.375%	12/31/21	B	846,562
750	California Resources Corporation, Term Loan B	6.647%	1-Month LIBOR	4.750%	12/31/22	B	768,750
90	Energy and Exploration Partners, Term Loan, Second Lien, (6)	5.000%	N/A	N/A	5/13/22		1,353
923	Fieldwood Energy LLC, Exit Term Loan	7.151%	1-Month LIBOR	5.250%	4/11/22	B+	929,831
1,151	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.151%	1-Month LIBOR	7.250%	4/11/23	B+	1,115,299
1,400	Harvey Gulf International Marine, Inc., Term Loan, (6)	0.000%	N/A	N/A	6/18/18	D	553,149
194	Harvey Gulf International Marine, Inc., Term Loan A, (6), (WI/DD)	TBD	TBD	TBD	TBD	D	75,561
1,812	Harvey Gulf International Marine, Inc., Term Loan B, (6), (DD1)	0.000%	N/A	N/A	6/18/20	D	711,099
2,000	McDermott International, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	1,990,320
526	Peabody Energy Corporation, Term Loan B	4.651%	1-Month LIBOR	2.750%	3/31/25	BB	528,207
1,479	Seadrill Partners LLC, Initial Term Loan, (DD1)	8.302%	3-Month LIBOR	6.000%	2/21/21	CCC+	1,271,727
18	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	17,876
12,184	Total Oil, Gas & Consumable Fuels						9,900,643

	Personal Products – 0.6% (0.4% of Total Investments)

1,000	Coty, Inc., Term Loan B	4.128%	1-Month LIBOR	2.250%	4/07/25	BB+	1,000,980

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Pharmaceuticals – 0.7% (0.4% of Total Investments)

$1,341	Concordia Healthcare Corporation, Term Loan B, First Lien	6.151%	1-Month LIBOR	4.250%	10/21/21	Caa2	$1,221,919
50	Valeant Pharmaceuticals International, Inc., Term Loan B	5.394%	1-Month LIBOR	3.500%	4/01/22	BB–	50,772
1,391	Total Pharmaceuticals						1,272,691

	Professional Services – 2.6% (1.6% of Total Investments)

990	Ceridian HCM Holding, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B–	994,960
2,748	Formula One Group, Term Loan B	4.401%	1-Month LIBOR	2.500%	2/01/24	B+	2,747,441
990	Nielsen Finance LLC, Term Loan B4	3.895%	1-Month LIBOR	2.000%	10/04/23	BBB–	996,574
4,728	Total Professional Services						4,738,975

	Real Estate Management & Development – 1.9% (1.2% of Total Investments)

500	Altisource Solutions S.A R.L., Term Loan B	6.308%	3-Month LIBOR	4.000%	3/29/24	B+	498,332
1,090	Capital Automotive LP, Term Loan, First Lien	4.410%	1-Month LIBOR	2.500%	3/25/24	B1	1,096,256
1,832	Capital Automotive LP, Term Loan, Second Lien	7.910%	1-Month LIBOR	6.000%	3/24/25	CCC+	1,859,608
3,422	Total Real Estate Management & Development						3,454,196

	Road & Rail – 0.6% (0.3% of Total Investments)

978	Quality Distribution, Incremental Term Loan, First Lien	7.802%	3-Month LIBOR	5.500%	8/18/22	B2	990,530

	Semiconductors & Semiconductor Equipment – 1.8% (1.2% of Total Investments)

854	Lumileds, Term Loan B	5.732%	3-Month LIBOR	3.500%	6/30/24	Ba3	867,349
982	Micron Technology, Inc., Term Loan B	4.113%	1-Month LIBOR	1.750%	4/10/22	Baa2	982,500
693	Microsemi Corporation, Term Loan B	3.898%	1-Month LIBOR	2.000%	1/15/23	BB	695,979
757	On Semiconductor Corp., Term Loan B	3.901%	1-Month LIBOR	2.000%	3/31/23	Baa3	763,190
3,286	Total Semiconductors & Semiconductor Equipment						3,309,018

	Software – 16.2% (10.1% of Total Investments)

1,796	Avaya Inc., Term Loan, First Lien	6.647%	1-Month LIBOR	4.750%	12/15/24	B	1,817,468
711	Blackboard, Inc., Term Loan B4	6.894%	3-Month LIBOR	5.000%	6/30/21	B	672,599
2,680	BMC Software, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	9/10/22	B+	2,694,395
1,740	Compuware Corporation, Term Loan B3	5.400%	1-Month LIBOR	3.500%	12/15/21	B	1,763,714
493	DTI Holdings, Inc., Replacement Term Loan B1	6.711%	2-Month LIBOR	4.750%	9/29/23	B	494,917
682	Ellucian, Term Loan B, First Lien	5.552%	3-Month LIBOR	3.250%	9/30/22	B	685,580
1,975	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	3-Month LIBOR	3.500%	12/01/23	B	1,989,913
2,036	Infor (US), Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	2/01/22	B	2,047,738
1,257	Informatica, Term Loan B	5.151%	1-Month LIBOR	3.250%	8/05/22	B	1,267,335
990	Kronos Incorporated, Term Loan B	4.880%	2-Month LIBOR	3.000%	11/20/23	B	999,775
500	McAfee Holdings International, Inc., Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	9/29/25	B–	509,062
1,450	McAfee LLC, Term Loan	6.401%	1-Month LIBOR	4.500%	9/30/24	B1	1,470,383
322	Micro Focus International PLC, New Term Loan	4.651%	1-Month LIBOR	2.750%	6/21/24	BB–	321,278
2,172	Micro Focus International PLC, Term Loan B	4.651%	1-Month LIBOR	2.750%	6/21/24	BB–	2,169,667
1,258	Micro Focus International PLC, Term Loan B2	4.401%	1-Month LIBOR	2.500%	11/19/21	BB–	1,259,303
371	Misys, New Term Loan, Second Lien	9.234%	3-Month LIBOR	7.250%	6/13/25	CCC+	367,864
19	Mitchell International, Inc., Delayed Draw Term Loan, First Lien, (5)	0.500%	N/A	N/A	11/29/24	B1	18,682
231	Mitchell International, Inc., Initial Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	11/29/24	B1	231,657
200	Mitchell International, Inc., Initial Term Loan, Second Lien	9.151%	1-Month LIBOR	7.250%	12/01/25	Caa2	201,200
741	RP Crown Parent, LLC, Term Loan B	4.651%	1-Month LIBOR	2.750%	10/15/23	B1	746,872
2,475	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.401%	1-Month LIBOR	2.500%	4/16/25	BB	2,494,400
916	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.401%	1-Month LIBOR	2.500%	4/16/25	BB	922,902
3,205	Tibco Software, Inc., Term Loan, First Lien	5.410%	1-Month LIBOR	3.500%	12/04/20	B1	3,230,177
739	Vertafore, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	6/30/23	B	745,779
28,959	Total Software						29,122,660

	Specialty Retail – 1.6% (1.0% of Total Investments)

509	Neiman Marcus Group, Inc., Term Loan	5.141%	1-Month LIBOR	3.250%	10/25/20	Caa1	448,821
1,982	Petco Animal Supplies, Inc., Term Loan B1	5.609%	3-Month LIBOR	3.250%	1/26/23	B2	1,366,169
1,248	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.890%	1-Month LIBOR	3.000%	3/11/22	B1	985,131
3,739	Total Specialty Retail						2,800,121

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals – 6.0% (3.7% of Total Investments)

$647	Conduent, Inc., Term Loan B	4.901%	1-Month LIBOR	3.000%	12/07/23	BB+	$651,657
2,704	Dell International LLC, Refinancing Term Loan B	3.910%	1-Month LIBOR	2.000%	9/07/23	BBB–	2,715,039
1,877	Dell International LLC, Replacement Term Loan A2	3.660%	1-Month LIBOR	1.750%	9/07/21	BBB–	1,881,398
967	Dell Software Group, Repriced Term Loan B	7.859%	3-Month LIBOR	5.500%	10/31/22	B	974,618
4,507	Western Digital U.S., Term Loan B3	3.900%	1-Month LIBOR	2.000%	4/29/23	Baa2	4,542,808
10,702	Total Technology Hardware, Storage & Peripherals						10,765,520

	Transportation Infrastructure – 2.1% (1.3% of Total Investments)

2,346	Avolon, Repriced Term Loan B2	4.147%	1-Month LIBOR	2.250%	3/21/22	BBB–	2,353,931
65	Ceva Group PLC, Canadian Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	64,571
376	Ceva Group PLC, Dutch B.V., Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	374,510
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	N/A	N/A	3/19/21	B–	369,927
519	Ceva Group PLC, US Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	516,565
3,677	Total Transportation Infrastructure						3,679,504

	Wireless Telecommunication Services – 3.2% (2.0% of Total Investments)

2,970	Sprint Corporation, Term Loan, First Lien	4.438%	1-Month LIBOR	2.500%	2/02/24	Ba2	2,982,533
1,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.895%	1-Month LIBOR	9.000%	3/11/24	CCC+	1,522,500
1,300	Syniverse Holdings, Inc., Tranche Term Loan C	6.895%	1-Month LIBOR	5.000%	3/09/23	B	1,315,892
5,770	Total Wireless Telecommunication Services						5,820,925
$246,366	Total Variable Rate Senior Loan Interests (cost $241,552,540)						238,865,458

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 21.1% (13.2% of Total Investments)

	Containers & Packaging – 0.8% (0.5% of Total Investments)

$1,502	Reynolds Group			5.750%	10/15/20	B+	$1,512,932

	Diversified Telecommunication Services – 5.0% (3.2% of Total Investments)

3,909	IntelSat Jackson Holdings			5.500%	8/01/23	CCC+	3,278,674
1,790	IntelSat Jackson Holdings, 144A			9.750%	7/15/25	CCC+	1,754,200
107	IntelSat Limited			6.750%	6/01/18	CCC–	105,930
3,840	IntelSat Limited			7.750%	6/01/21	CCC–	2,601,600
2,100	IntelSat Limited			8.125%	6/01/23	CCC–	1,312,500
11,746	Total Diversified Telecommunication Services						9,052,904

	Health Care Providers & Services – 1.2% (0.7% of Total Investments)

2,000	HCA Inc.			6.500%	2/15/20	BBB–	2,090,000

	Hotels, Restaurants & Leisure – 1.3% (0.8% of Total Investments)

2,150	Scientific Games International Inc.			10.000%	12/01/22	B–	2,316,647

	Household Durables – 1.5% (1.0% of Total Investments)

790	Lennar Corporation, 144A			8.375%	5/16/18	BB+	790,000
1,410	Lennar Corporation			4.125%	12/01/18	BB+	1,410,000
550	Lennar Corporation			4.500%	11/15/19	BB+	556,188
2,750	Total Household Durables						2,756,188

	Media – 5.0% (3.1% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation			3.579%	7/23/20	BBB–	100,250
3,215	Clear Channel Communications Inc., (6), (7)			12.000%	8/01/21		—
1,400	Dish DBS Corporation			5.125%	5/01/20	BB	1,393,000
1,000	Dish DBS Corporation			5.875%	11/15/24	BB	855,000
1,000	Hughes Satellite Systems Corporation			6.500%	6/15/19	BBB–	1,030,000
2,835	iHeartCommunications, Inc., (6)			9.000%	12/15/19	Caa2	2,268,000
6,046	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%), (6)			14.000%	2/01/21	C	783,043

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media (continued)

$795	iHeartCommunications, Inc., (6)	9.000%	3/01/21	Caa2	$634,012
1,635	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	1,812,806
18,026	Total Media				8,876,111

	Oil, Gas & Consumable Fuels – 2.3% (1.5% of Total Investments)

2,425	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	2,085,500
400	Denbury Resources Inc.	6.375%	8/15/21	CCC–	362,000
1,340	Denbury Resources Inc., 144A	9.250%	3/31/22	B	1,393,600
400	EP Energy LLC and Everest Acquisition Finance, Inc., 144A	9.375%	5/01/24	Caa2	306,000
4,565	Total Oil, Gas & Consumable Fuels				4,147,100

	Semiconductors & Semiconductor Equipment – 0.1% (0.0% of Total Investments)

106	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	115,805

	Software – 1.6% (1.0% of Total Investments)

85	Avaya Inc., 144A, (7)	7.000%	4/01/19	NA	—
2,085	Avaya Inc., 144A, (7)	10.500%	3/01/21	NA	—
1,910	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,905,225
226	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	225,435
725	Infor Us Inc., 144A	5.750%	8/15/20	BB	738,594
5,031	Total Software				2,869,254

	Wireless Telecommunication Services – 2.3% (1.4% of Total Investments)

850	Sprint Communications Inc.	7.000%	8/15/20	B+	898,875
2,750	Sprint Corporation	7.875%	9/15/23	B+	2,949,375
250	Sprint Corporation	7.125%	6/15/24	B+	257,422
3,850	Total Wireless Telecommunication Services				4,105,672
$51,726	Total Corporate Bonds (cost $39,757,202)				37,842,613

Shares	Description (1)				Value

	COMMON STOCKS – 2.7% (1.7% of Total Investments)

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

39,749	Cengage Learning Holdings II LP, (8)				$173,902

	Energy Equipment & Services – 1.2% (0.7% of Total Investments)

39,988	C&J Energy Services Inc., (8)				1,194,042
26,111	Ocean Rig UDW Inc., (8)				633,453
1,318	Vantage Drill International, (8)				291,608
	Total Energy Equipment & Services				2,119,103

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

13,189	Millenium Health LLC, (8)				277

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

18	Southcross Holdings Borrower LP, (8)				5,400

	Software – 1.2% (0.8% of Total Investments)

95,741	Avaya Holdings Corporation, (8)				2,191,511

	Specialty Retail – 0.2% (0.1% of Total Investments)

5,454	Gymboree Corporation, (7), (8)				87,135
14,849	Gymboree Corporation, (8)				264,802
	Total Specialty Retail				351,937
	Total Common Stocks (cost $7,086,437)				4,842,130

Shares	Description (1)		Value

	COMMON STOCK RIGHTS – 0.2% (0.1% of Total Investments)

	Oil, Gas Consumable Fuels – 0.2% (0.1% of Total Investments)

1,722	Freeport Energy, (8)		$68,127
7,216	Freeport Energy, (8)		217,830
	Total Common Stock Rights (cost $228,619)		285,957

Shares	Description (1)		Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Software – 0.0% (0.0% of Total Investments)

8,503	Avaya Holdings Corporation		$46,767
	Total Warrants (cost $565,169)		46,767
	Total Long-Term Investments (cost $289,189,967)		281,882,925

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 3.4% (2.1% of Total Investments)

	INVESTMENT COMPANIES – 3.4% (2.1% of Total Investments)

6,136,755	BlackRock Liquidity Funds T-Fund Portfolio, (9)	1.562% (10)	$6,136,755
	Total Short-Term Investments (cost $6,136,755)		6,136,755
	Total Investments (cost $295,326,722) – 160.6%		288,019,680
	Borrowings – (40.1)% (11), (12)		(72,000,000)
	Term Preferred Shares, net of deferred offering costs – (19.3)% (13)		(34,515,802)
	Other Assets Less Liabilities – (1.2)% (14)		(2,129,440)
	Net Assets Applicable to Common Shares – 100%		$179,374,438

Investments in Derivatives

Credit Default Swaps – OTC Cleared

Reference Entity	Buy/Sell Protection (15)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Kroger Co.	Buy	$2,000,000	1.000%	Quarterly	6/20/23	$(5,949)	$11,546	$(17,495)	$(286)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Maturity Date		Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,500,000	Receive	1-Month LIBOR	1.659%		Monthly	9/15/18		$35,074	$35,074
Morgan Stanley Capital Services LLC	35,000,000	Pay	1-Month LIBOR	1.500	(16)	Monthly	11/01/20	(17)	(227,321)	(227,321)
Total	$52,500,000								$(192,247)	$(192,247)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$238,865,458	$—		$238,865,458
Corporate Bonds	—	37,842,613	—	*	37,842,613
Common Stocks	4,754,995	—	87,135		4,842,130
Common Stock Rights	285,957	—	—		285,957
Warrants	46,767	—	—		46,767

Short-Term Investments:
Investment Companies	6,136,755	—	—		6,136,755

Investments in Derivatives:
Credit Default Swaps**	—	(17,495)	—		(17,495)
Interest Rate Swaps**	—	(192,247)	—		(192,247)
Total	$11,224,474	$276,498,329	$87,135		$287,809,938
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$297,584,321
Gross unrealized:
Appreciation	$5,199,378
Depreciation	(14,764,019)
Net unrealized appreciation (depreciation) of investments	$(9,564,641)

Tax cost of swaps	$(5,949)
Net unrealized appreciation (depreciation) of swaps	(192,247)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(11)	Borrowings as a percentage of Total Investments is 25.0%.

(12)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(13)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.0%.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(15)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(16)	Effective November 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(17)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018